Basis of presentation and significant accounting policies	6 Months Ended
Jun. 30, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of presentation and significant accounting policies

Note 2	Basis of presentation and significant accounting policies
These financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), under International Accounting Standard (IAS) 34 - Interim Financial Reporting and were approved by BCE’s board of directors on August 5, 2020. These financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as outlined in Note 2, Significant accounting policies in our consolidated financial statements for the year ended December 31, 2019, except as noted below and as described in Note 3, Discontinued Operations.

These financial statements do not include all of the notes required in annual financial statements.
All amounts are in millions of Canadian dollars, except where noted.

Estimates and key judgments

When preparing the financial statements, management makes estimates and judgments relating to reported amounts of revenues and expenses, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. We base our estimates on a number of factors, including historical experience, current events including but not limited to the COVID-19 pandemic and actions that the company may undertake in the future, and other assumptions that we believe are reasonable under the circumstances. By their nature, these estimates and judgments are subject to measurement uncertainty and actual results could differ.

Adoption of amended accounting standards

As required, effective January 1, 2020, we adopted the following amended accounting standards.

STANDARD	DESCRIPTION	IMPACT
IFRIC Agenda Decision on IFRS 16 - Leases	International Financial Reporting Interpretations Committee (IFRIC) agenda decision clarifying the determination of the lease term for cancellable or renewable leases under IFRS 16.	This agenda decision did not have a significant impact on our financial statements.
Definition of a Business, Amendments to IFRS 3 - Business Combinations
These amendments to the implementation guidance of IFRS 3 clarify the definition of a business to assist entities to determine whether a transaction should be accounted for as a business combination or an asset acquisition.

These amendments did not have any impact on our financial statements. They may affect whether future acquisitions are accounted for as business combinations or asset acquisitions, along with the resulting allocation of the purchase price between the net identifiable assets acquired and goodwill.

Future changes to accounting standards

The following amendments to standards issued by the IASB have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
COVID-19-Related Rent Concessions, Amendment to IFRS 16 – Leases	This amendment provides an optional relief to lessees from applying IFRS 16’s guidance on lease modification accounting for rent concessions arising as a direct consequence of the COVID-19 pandemic.	We are currently assessing the impact of this amendment, if we adopt the optional relief.	Effective for annual reporting periods beginning on or after June 1, 2020. Early application is permitted.
Onerous Contracts – Cost of Fulfilling a Contract, Amendments to IAS 37 – Provisions	These amendments clarify which costs should be included in determining the cost of fulfilling a contract when assessing whether a contract is onerous.	We are currently assessing the impact of these amendments.	Effective for annual reporting periods beginning on or after January 1, 2022. Early application is permitted.